Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) Item	Dec. 31, 2023 USD ($) Item	Dec. 31, 2022 CNY (¥) Item	Dec. 31, 2021 CNY (¥) Item
Significant Accounting Policies [Line Items]
Foreign currency translation adjustments, net of tax	¥ 7,297,000	$ 1,028	¥ (32,115,000)	¥ 7,965,000
Number of major types of incentive coupons | Item	2	2
Cash coupons and repayment coupon expense	¥ 105,000,000		122,000,000	200,000,000
Referral code incentives recorded as sales and marketing expenses	¥ 3,000,000		11,900,000	27,300,000
Remaining performance obligation is expected to be recognized as revenue (in years)	3 years	3 years
Transaction price allocated to remaining performance obligations related to customer contracts	¥ 339,000,000		312,000,000
Revenue recognized that was included in the contract liabilities balance	¥ 31,100,000		26,700,000
Practical expedients, contract duration	true	true
Practical expedients, amortization period	true	true
Cash equivalents	¥ 0		0
Straight line basis amortized over land use right period	30 years	30 years
Additional loss recognized	¥ 206,000,000
Allowanced for credit losses for other asset	225,000,000		19,000,000
Prepayment investment amount	223,000,000		17,000,000
Investment Related Prepayment For Equity Interest	270,000,000
Advertising costs	¥ 990,000,000		873,000,000	1,021,000,000
Weighted average remaining lease term	2 years 6 months
Weighted average discount rate	4.91%
Operating lease cost	¥ 45,300,000		53,200,000	59,700,000
Short-term lease cost	¥ 19,800,000		13,100,000	6,400,000
Vesting period (in years)	4 years	4 years
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund (as a percent)	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund (as a percent)	50.00%
Minimum percentage of after-tax profit transferred by VIEs to statutory surplus fund (as a percent)	10.00%
Maximum percentage criteria for in appropriation of after-tax profit by VIEs to certain statutory surplus funds (as a percent)	50.00%
Reserves allowed to transfer in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation	¥ 0
Appropriation to statutory reserves	¥ 84,000,000		¥ 121,000,000	¥ 252,000,000
Number of Individual Investor or Institutional Funding Partner that accounted for more than 10% of the Group's total funding cost | Item	2	2	2
Number of institutional funding partners that accounted for more than 10% of the Group's origination of off-balance sheet loans | Item	0	0	0
Number of guarantee company accounted for more than 10% of the Group's deposits to insurance companies and guarantee companies | Item	3	3	1
10% or More of Total Purchases, Number of Suppliers
Significant Accounting Policies [Line Items]
Number of inventory suppliers | Item	1	1	0	2
10% or More of Accounts Payable, Number of Suppliers
Significant Accounting Policies [Line Items]
Number of inventory suppliers | Item	2	2	4
Geographic Concentration Risk | Cash and Cash Equivalents, Restricted Cash and Restricted Time Deposits | CHINA
Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and restricted time deposits denominated in RMB that are subject to government controls	¥ 4,253,000,000		¥ 3,159,000,000
Concentration risk (as a percent)	98.00%	98.00%
Stock Options
Significant Accounting Policies [Line Items]
Vesting period (in years)	4 years	4 years
Restricted Share Units
Significant Accounting Policies [Line Items]
Vesting period (in years)			4 years
ASC 606
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
ASU 2021-08
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true
ASU 2022-02
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true
VIEs
Significant Accounting Policies [Line Items]
Registered capitals and PRC statutory reserves	¥ 4,983,000,000
Beijing Shijitong | Nominee Shareholders
Significant Accounting Policies [Line Items]
Extension term of the loan	10 years	10 years